ACCOUNTS RECEIVABLE	6 Months Ended
Jun. 30, 2012
Receivables [Abstract]
Loans, Notes, Trade and Other Receivables Disclosure [Text Block]

NOTE 3 – ACCOUNTS RECEIVABLE

Summaries of accounts receivable are as follows:

	June 30,	December 31,
	2012	2011
	(unaudited)

Net investment in sales-type lease	$31,518	$22,721
Receivable from value-added services	5,769	7,466
Less: Allowance for doubtful accounts	(7,895)	(4,830)
	$29,392	$25,357

Net investment in sales-type lease included into the accounts receivable represents the net investment in sales-type lease which is overdue and delinquent.